Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lessee, operating lease, term of contract (in years)	5 years
Lease, cost	$ 2,200	$ 2,500
Short-term lease expense	$ 24	$ 300